Condensed Financial Information of the Company (Tables)	12 Months Ended
Aug. 31, 2018
Condensed Financial Information of the Company
Schedule of condensed balance sheets

Condensed balance sheets

	As of August 31,
	2017	2018	2018
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	—	854,132	125,056
Short-term investments	—	204,900	30,000
Other current assets	—	257	38
Total current assets	—	1,059,289	155,094

Non-current assets:
Long-term investment	—	67,346	9,860
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	287,782	2,140,954	313,463
Total non-current assets	287,782	2,208,300	323,323

TOTAL ASSETS	287,782	3,267,589	478,417

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT)/EQUITY
Non-current liabilities:
Amounts due to subsidiaries	—	2,242,914	328,392
Total liabilities	—	2,242,914	328,392

	As of August 31,
	2017	2018	2018
	RMB	RMB	US$
Mezzanine equity:
Series A redeemable convertible preferred shares (US$0.000001 par value; 1,890,686,563 shares authorized as of August 31, 2017; 1,890,686,563 issued and outstanding as of August 31, 2017; the automatic conversion of all preferred shares into Class A ordinary shares on a one-for-one basis upon listing and commencement of trading of the ADSs on March 28, 2018)	1,713,344	—	—
Series A-1 redeemable convertible preferred shares (US$0.000001 par value; 35,757,200 shares authorized as of August 31, 2017; 35,757,200 issued and outstanding as of August 31, 2017; the automatic conversion of all preferred shares into Class A ordingary shares on a one-for-one basis upon listing and commencement of trading of the ADSs on March 28, 2018)	36,556	—	—
Total Mezzanine equity	1,749,900	—	—
Shareholder' (deficit)/equity:
Class A ordinary shares (US$0.000001 par value; 44,134,792,439 and 37,703,157,984 shares authorized as of August 31, 2017 and 2018, respectively; 94,897,359 and 4,220,365,545 issued and outstanding as of August 31, 2017 and 2018, respectively)	1	26	4
Class B ordinary shares (US$0.000001 par value; 2,439,484,566 and 2,296,842,016 shares authorized as of August 31, 2017 and 2018, respectively; 2,439,484,566 and 2,296,842,016 issued and outstanding as of August 31, 2017 and 2018, respectively)	16	16	2
Additional paid-in capital	82,139	5,426,503	794,510
Statutory reserves	3,739	4,272	625
Accumulated deficit	(1,567,136)	(4,535,042)	(663,989)
Accumulated other comprehensive income	19,123	128,900	18,873
Total shareholders' (deficit)/equity	(1,462,118)	1,024,675	150,025
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT)/EQUITY	287,782	3,267,589	478,417

Schedule of condensed statements of income

Condensed statements of income

	For the years ended August 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative	—	—	(528)	(77)
Foreign exchange gain	—	—	2,574	377
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	189,353	258,827	243,890	35,708
Income before income tax provision	189,353	258,827	245,936	36,008
Provision for income tax	—	—	—	—
Net income	189,353	258,827	245,936	36,008
Allocation of undistributed earnings to redeemable convertible preferred shares	(81,770)	(111,771)	—	—
Accretion to redemption value of redeemable convertible preferred shares	—	—	(962,905)	(140,982)
Deemed dividend-repurchase of redeemable convertible preferred shares	—	—	(4,266)	(625)
Net income/(loss) attributable to ordinary shareholders of OneSmart International Education Group Limited	107,583	147,056	(721,235)	(105,599)

Schedule of condensed statements of comprehensive income

Condensed statements of comprehensive income

	For the years ended August 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net income	189,353	258,827	245,936	36,008
Other comprehensive income	5,798	13,295	23,319	3,414
Foreign currency translation adjustment	—	—	86,458	12,659
Comprehensive income	195,151	272,122	355,713	52,081

Condensed statements of cash flows

Condensed statements of cash flows

	For the years ended August 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net cash provided by operating activities	—	—	(527)	(77)
Net cash used in investing activities	—	—	(1,682,281)	(246,308)
Net cash provided by financing activities	—	—	2,484,973	363,832
Effect of exchange rate changes	—	—	51,967	7,609
Net increase in cash and cash equivalents	—	—	854,132	125,056
Cash and cash equivalents at beginning of year	—	—	—	—
Cash and cash equivalents at end of year	—	—	854,132	125,056